Operating Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Leases [Abstract]
2025	$ 8,046
2026	6,764
2027	5,579
2028	4,204
2029	3,131
Thereafter	14,070
Total lease payments	41,794
Less: Interest	5,403
Present value of lease liabilities	$ 36,391	$ 40,159